Investment in a Joint Venture	12 Months Ended
Dec. 31, 2021
Description of Accounting Policy for Investments in Joint Ventures [Abstract]
INVESTMENT IN A JOINT VENTURE
16	INVESTMENT IN A JOINT VENTURE

The Company holds 50% interest in Vibe Music Arabia FZ-LLC, a joint arrangement formed with Sony Music Entertainment ME FZ LLC and involved in music distribution, music label and right management and music production, re-production and recordings. Vibe Music Arabia FZ-LLC is legally separated from the entity and the Company has concluded it is a joint venture. Vibe Music Arabia FZ-LLC was legally established / incorporated on September 7, 2021 as a free zone company with limited liability in Dubai Development Authority

The Company’s interest in Vibe Music Arabia FZ-LLC is accounted for using the equity method in the consolidated financial statements. Summarized financial information of the joint venture, based on its IFRS financial statements, and reconciliation with the carrying amount of the investment in the consolidated financial statements are set out below:

December 31, 2021
USD

Company’s initial investment	142,352
Group’s share of the joint venture’s loss for the year: Profit for the year	(94,210)
Investment at 31 December	48,142

Summarized statement of financial position of Vibe Music Arabia FZ-LLC:

2021
USD

Current assets	55,784
Current Liabilities	(40,501)

Summarized statement of profit or loss of Vibe Music Arabia FZ-LLC:

From September 7, 2021 till December 31, 2021
USD

General and administrative expenses	(188,356)
Finance cost	(64)
Total comprehensive loss for the year	(189,420)
Company’s share of loss for the year (50%)	(94,210)

Vibe Music Arabia FZ-LLC had no significant contingent liabilities or capital commitments as at 31 December 2021.

The Group has future commitments of USD 2,257,648 related to their investment in Vibe Music Arabia FZ-LLC